Allowance For Doubtful Accounts	11 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Allowance for Doubtful Accounts
4.	ALLOWANCE FOR DOUBTFUL ACCOUNTS
The allowance for doubtful accounts as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor) consisted of the following (in thousands):

Predecessor:
Balance – December 31, 2018	$1,004
Additions	341
Write-offs, net of recoveries	(253)
Foreign currency translation	(293)

Balance – December 31, 2019	$799
Additions	109
Write-offs, net of recoveries	(6)
Foreign currency translation	2

Balance – January 31, 2020	$904

Successor:
Balance – February 1, 2020	$—
Additions	1,263
Write-offs, net of recoveries	(10)
Foreign currency translation	(286)

Balance – December 31, 2020	$967